SHAREHOLDERS' EQUITY - Dividends (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 18, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHAREHOLDERS' EQUITY
Minimum mandatory dividend, as a percentage of adjusted net income		25.00%
Minimum mandatory dividend, as a percentage of consolidated operating cash generation		10.00%
Dividends recognised as distributions to owners of parent	R$ 600,000		R$ 29,976
Dividends paid from reserves	596,534	R$ 596,534
Dividends distributed		R$ 0	3,466
Minimum mandatory dividends - 25%	R$ 3,466		R$ 3,466	R$ 180,280